Debt - Long-term Debt Footnote (Detail)				3 Months Ended									6 Months Ended		12 Months Ended
	Nov. 05, 2018 USD ($)	Oct. 12, 2018 USD ($)	Oct. 09, 2018 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Apr. 03, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	May 16, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Oct. 09, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Mar. 14, 2018 USD ($)	Jan. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding senior notes				$ 2,983,000,000	$ 2,974,000,000				$ 2,819,000,000				$ 2,983,000,000		$ 2,974,000,000	$ 2,819,000,000
Loss on extinguishment of debt				$ 0	$ 0	$ 4,000,000	$ 0	$ 3,000,000	$ 0	$ 7,000,000	$ 23,000,000	$ 1,000,000	$ 0	$ 3,000,000	$ 7,000,000	$ 31,000,000	$ 35,000,000
5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Interest rate				5.625%	5.625%		5.625%		5.625%				5.625%	5.625%	5.625%	5.625%	5.625%		5.625%	5.625%				5.625%
4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate				4.125%	4.125%		4.125%		4.125%				4.125%	4.125%	4.125%	4.125%	4.125%		4.125%	4.125%				4.125%
4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Interest rate				4.875%	4.875%		4.875%		4.875%				4.875%	4.875%	4.875%	4.875%	4.875%		4.875%	4.875%				4.875%
3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Interest rate				3.625%	3.625%		3.625%		3.625%				3.625%	3.625%	3.625%	3.625%	3.625%		3.625%	3.625%				3.625%
5.500% Senior Notes due 2026
Debt Instrument [Line Items]
Interest rate					5.50%				5.50%						5.50%	5.50%	5.50%			5.50%				5.50%
Acquisition Corp.
Debt Instrument [Line Items]
Face or principal amount of debt instrument				$ 3,004,000,000	$ 2,998,000,000				$ 2,851,000,000				$ 3,004,000,000		$ 2,998,000,000	$ 2,851,000,000
Unamortized discount				3,000,000	3,000,000				4,000,000				3,000,000		3,000,000	4,000,000
Unamortized deferred financing costs				25,000,000	29,000,000				28,000,000				25,000,000		29,000,000	28,000,000
Issuance premium				7,000,000	8,000,000				0				7,000,000		8,000,000	0
Acquisition Corp. | Senior Term Loan Facility due 2023
Debt Instrument [Line Items]
Face or principal amount of debt instrument				1,326,000,000	1,326,000,000								1,326,000,000		1,326,000,000
Unamortized discount				3,000,000	3,000,000				4,000,000				3,000,000		3,000,000	4,000,000
Unamortized deferred financing costs				8,000,000	10,000,000				12,000,000				8,000,000		10,000,000	12,000,000
Outstanding senior notes				1,315,000,000	1,313,000,000				1,310,000,000				1,315,000,000		1,313,000,000	1,310,000,000
Acquisition Corp. | 5.625% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Face or principal amount of debt instrument			$ 26,550,000
Outstanding senior notes					$ 0				246,000,000						$ 0	246,000,000					$ 221,000,000
Interest rate	5.625%		5.625%		5.625%										5.625%					5.625%			5.625%
Loss on extinguishment of debt	$ (1,000,000)														$ 4,000,000
Acquisition Corp. | 5.000% Senior Secured Notes due 2023
Debt Instrument [Line Items]
Face or principal amount of debt instrument				300,000,000	$ 300,000,000								300,000,000		300,000,000
Unamortized deferred financing costs				2,000,000	2,000,000				3,000,000				2,000,000		2,000,000	3,000,000
Outstanding senior notes				$ 298,000,000	$ 298,000,000				297,000,000				$ 298,000,000		$ 298,000,000	297,000,000
Interest rate				5.00%	5.00%								5.00%		5.00%				5.00%	5.00%
Acquisition Corp. | 4.125% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Face or principal amount of debt instrument				$ 342,000,000	$ 340,000,000				402,000,000				$ 342,000,000		$ 340,000,000	402,000,000			€ 311,000,000	€ 311,000,000			€ 34,500,000	€ 345,000,000
Unamortized deferred financing costs				3,000,000	4,000,000				3,000,000				3,000,000		4,000,000	3,000,000
Outstanding senior notes				$ 339,000,000	$ 336,000,000				399,000,000				$ 339,000,000		$ 336,000,000	399,000,000
Interest rate		4.125%	4.125%	4.125%	4.125%								4.125%		4.125%				4.125%	4.125%			4.125%
Loss on extinguishment of debt		$ (2,000,000)
Acquisition Corp. | 4.875% Senior Secured Notes due 2024
Debt Instrument [Line Items]
Face or principal amount of debt instrument			$ 30,000,000	$ 220,000,000	$ 220,000,000				250,000,000				$ 220,000,000		$ 220,000,000	250,000,000
Unamortized deferred financing costs				2,000,000	2,000,000				3,000,000				2,000,000		2,000,000	3,000,000
Outstanding senior notes				$ 218,000,000	$ 218,000,000				247,000,000				$ 218,000,000		$ 218,000,000	247,000,000
Interest rate			4.875%	4.875%	4.875%								4.875%		4.875%				4.875%	4.875%			4.875%
Loss on extinguishment of debt			$ (1,000,000)
Acquisition Corp. | 3.625% Senior Secured Notes due 2026
Debt Instrument [Line Items]
Face or principal amount of debt instrument				$ 491,000,000	$ 487,000,000								$ 491,000,000		$ 487,000,000				€ 445,000,000	€ 445,000,000		€ 195,000,000	€ 250,000,000
Unamortized deferred financing costs				7,000,000	7,000,000								7,000,000		7,000,000
Outstanding senior notes				$ 492,000,000	$ 488,000,000				0				$ 492,000,000		$ 488,000,000	0
Interest rate			3.625%	3.625%	3.625%								3.625%		3.625%				3.625%	3.625%		3.625%	3.625%
Issuance premium				$ 8,000,000	$ 8,000,000								$ 8,000,000		$ 8,000,000
Acquisition Corp. | 5.500% Senior Notes due 2026
Debt Instrument [Line Items]
Face or principal amount of debt instrument				325,000,000	325,000,000								325,000,000		325,000,000										$ 325,000,000
Unamortized deferred financing costs				4,000,000	4,000,000				5,000,000				4,000,000		4,000,000	5,000,000
Outstanding senior notes				$ 321,000,000	$ 321,000,000				320,000,000				$ 321,000,000		$ 321,000,000	320,000,000
Interest rate				5.50%	5.50%								5.50%		5.50%				5.50%	5.50%					5.50%
Acquisition Corp. | Revolving Credit Facility
Debt Instrument [Line Items]
Commitments under revolving credit facility				$ 180,000,000	$ 180,000,000				180,000,000				$ 180,000,000		$ 180,000,000	180,000,000										$ 180,000,000
Letters of credit outstanding				13,000,000	13,000,000				8,000,000				13,000,000		13,000,000	8,000,000
Revolving credit facility outstanding				0	0				0				0		0	0
Outstanding senior notes				$ 0	$ 0				$ 0				$ 0		$ 0	$ 0
Acquisition Corp. | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Commitments under revolving credit facility																		$ 300,000,000